Group information (Tables)	12 Months Ended
Mar. 31, 2026
Group Information
Schedule of interest in subsidiaries

Information about group subsidiaries			% Equity interest
Name	Principal activities	Country of incorporation	March 31, 2025		March 31, 2026

Travel Holding Cyprus Limited###	Investment Company	Cyprus	100		100
Yatra USA Corp	Investment Company	USA	100	**	100	**
Yatra USA, LLC	Travel & Travel related services	USA	100		100
Asia Consolidated DMC Pte. Ltd.	Travel & Travel related services	Singapore	100		100
Middle East Travel Management Company Private Limited	Travel & Travel related services	India	100		100
Yatra Online Limited##	Travel & Travel related services	India	64.46	*	62.66	*
TSI Yatra Private Limited	Travel & Travel related services	India	64.46	#	62.66	#
Yatra Middle East L.L.C-FZ	Computer programming, consultancy and related activities, arranging and assembling tours and forwarding of freight	United Arab Emirates	64.46	#/	62.66	#/
Yatra MICE and Holidays Limited (formerly known as Yatra MICE and Holidays Private Limited)	Travel & Travel related services	India	63.82	***	62.02	***
Globe All India Services Limited	Travel & Travel related services	India	64.46	*	62.66	*

*	Remaining shares of 37.35% (March 31, 2025: 35.54%) are held by the public and institutional shareholder (non-controlling shareholder) as at March 31, 2026. Refer to note 29.

**	Includes 18.63% (March 31, 2025: 18.63%) Class F Shares owned by Terrapin 3’s founder stockholders having no voting right. Terrapin 3’s founder stockholders also own Class F Shares in the Company having no economic value and have an exchange right to acquire Ordinary Shares of the Company. During the year ended March 31, 2025, George Brokaw, Class F shareholder of Yatra USA Corp has exchanged 15,000 Class F Shares with the Ordinary Shares of Yatra Online, Inc.

***	Remaining shares of 37.98% (March 31, 2025: 36.18%) are held are held indirectly by the non-controlling shareholder as at March 31, 2026 through Yatra Online Limited.

#	Remaining shares of 37.34% (March 31, 2025: 35.54%) are held indirectly by the non-controlling shareholder as at March 31, 2026 through Yatra Online Limited.

##

During the fiscal year 2026, Yatra Online Limited and its five wholly owned subsidiaries were amalgamated which resulted in change in group information from the fiscal year March 31 2025 (Refer: Note 45).

###	During the fiscal year 2026, THCL sold 2,833,000 shares (representing 1.80%) of Yatra Online Limited in an open market, which resulted in change in percentage of equity interest.

Schedule of noncontrolling interests consolidated financial information

Details of subsidiaries that have material non-controlling interests

The non-controlling interests that are material to the Group primarily relates to Yatra India (Indian subsidiary and its step-down subsidiaries) as at and for the year ended March 31, 2026.

The table below shows summarized consolidated financial information of Yatra India, before intercompany eliminations:

(i) Consolidated statement of financial position

	As at March 31
	2025	2026	2026
	(INR)	(INR)	(USD)
Non-current assets	2,982,968	3,117,610	33,226
Current assets	10,086,815	10,107,027	107,717
Non-current liabilities	415,344	473,281	5,044
Current liabilities	4,979,925	4,509,083	48,056
Total equity	7,674,514	8,242,273	87,843

Attributable to:
Non-controlling interests	2,501,141	2,813,032	29,980
Equity attributable to equity holders of the parent	5,173,373	5,429,241	57,863

(ii) Consolidated statement of profit/(loss) and other comprehensive income or loss

	For the year ended March 31
	2024	2025	2026	2026
	(INR)	(INR)	(INR)	(USD)
Revenue	4,186,676	7,950,976	10,065,098	107,270
Other income	102,294	113,653	51,672	551
Expenses	(4,195,487)	(7,779,148)	(9,710,950)	(103,495)
Finance income	157,132	203,964	206,483	2,201
Finance cost	(245,957)	(101,256)	(125,510)	(1,338)
Listing and related expenses	(54,238)	-	-	-
Tax expense	(32,514)	14,472	(18,290)	(195)
Profit/(Loss) for the year	(82,094)	402,661	468,503	4,994
Other comprehensive income for the year, net of tax	(5,958)	(3,058)	(3,688)	(39)
Total comprehensive income / (loss) for the year, net of tax	(88,052)	399,603	464,815	4,955

Profit/(Loss) for the year attributable to:
Non-controlling interests	(29,175)	130,426	166,971	1,780
Equity holders of the parent	(52,919)	272,236	301,532	3,214

Total comprehensive income / (loss) attributable to:
Non-controlling interests	(31,293)	129,344	165,594	1,765
Equity holders of the parent	(56,759)	270,259	299,221	3,190

(iii) Consolidated statement of cash flows

	For the year ended March 31
	2024	2025	2026	2026
	(INR)	(INR)	(INR)	(USD)
Net cash generated from operating activities	(1,424,478)	(886,480)	760,655	8,107
Net cash used in investing activities	(2,337,311)	936,981	(448,850)	(4,784)
Net cash generated from financing activities	4,663,085	(1,022,045)	(544,340)	(5,801)
Net increase in cash and cash equivalents	901,296	(971,544)	(232,535)	(2,478)

D. Change in interest without loss of control

Pursuant to sale of shares of Indian subsidiary by THCL, non-controlling interest share has increased from 35.54% to 37.34%. Following is a schedule of change in interest without loss of control:

Following is a schedule of change in interest without loss of control:

For the year ended March 31, 2026

Cash consideration received from non-controlling shareholders*	455,026
Less: Proportionate interest of non-controlling shareholder in net asset of Indian subsidiary	146,209
Difference recognized in Non-controlling interest reserve within equity	308,817

*	disclosed as “Change in non-controlling interest” under financing activities in Consolidated Statement of Cash flow

Additional NCI measurement on the date of change in interest:

Proportionate interest of non-controlling shareholder in net asset of Indian subsidiary	146,209
Less: Transaction costs attributed to NCI	-
Amount recognized as NCI	146,209